Average Annual Total Returns			12 Months Ended	31 Months Ended		45 Months Ended	60 Months Ended	62 Months Ended	76 Months Ended		79 Months Ended
		Apr. 30, 2026	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Bloomberg US Aggregate Bond Index(4)(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent	[1]		7.30%				(0.36%)		0.80%	[2]	1.49%	[3]
ICE BofAML US High Yield Master II Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Morningstar U.S. Core Bond Total Return Index(5)(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			7.12%				(0.43%)		0.75%		1.44%
S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[4]	S&P 500 Total Return Index(2) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent	[4]		17.88%				14.42%	15.72%
Morningstar US Conservative Target Allocation NR (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[5]	Morningstar US Conservative Target Allocation NR(2)(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent	[5]		9.61%			4.58%
50% S&P500/50% Bloomberg Capital Aggregate Bond (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[6]	50% S&P500 Index/50% Bloomberg U.S. Aggregate Bond Index(reflects no deduction for fees, expenses, or taxes)(3)
Average Annual Return, Percent	[6]		12.64%			7.66%
Morningstar Global 60/40 NR (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[7]	Morningstar Global 60/40 NR(2)(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent	[7]		16.34%	13.50%
Kensington Managed Income Fund Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Shares Return before taxes
Average Annual Return, Percent			5.29%				1.68%				2.97%	[3]
Performance Inception Date		May 28, 2019
Kensington Managed Income Fund Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[8]	Institutional Class Shares Return after taxes on distributions(3)
Average Annual Return, Percent	[8]		2.98%				0.11%				1.56%	[3]
Kensington Managed Income Fund Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[8]	Institutional Class Shares Return after taxes on distributions and sale of Fund Shares(3)
Average Annual Return, Percent	[8]		3.11%				0.61%				1.68%	[3]
Kensington Managed Income Fund Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Shares Return before taxes (with load)
Average Annual Return, Percent			0.06%				0.44%				1.95%	[3]
Performance Inception Date		May 28, 2019
Kensington Managed Income Fund Class C Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class C Shares Return before taxes
Average Annual Return, Percent			3.24%				0.67%		1.77%	[2]
Performance Inception Date		Aug. 27, 2019
Kensington Dynamic Allocation Fund Class C Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class C Shares Return before taxes
Average Annual Return, Percent			35.11%				10.87%	10.75%
Performance Inception Date		Oct. 23, 2020
Kensington Dynamic Allocation Fund Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Shares Return before taxes
Average Annual Return, Percent			37.59%				12.00%	11.85%
Performance Inception Date		Oct. 23, 2020
Kensington Dynamic Allocation Fund Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[9]	Institutional Class Shares Return after taxes on distributions(1)
Average Annual Return, Percent	[9]		33.23%				9.80%	9.71%
Kensington Dynamic Allocation Fund Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[9]	Institutional Class Shares Return after taxes on distributions and sale of Fund Shares(1)
Average Annual Return, Percent	[9]		22.95%				8.53%	8.45%
Kensington Dynamic Allocation Fund Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Shares Return before taxes (with load)
Average Annual Return, Percent			30.67%				10.65%	10.52%
Performance Inception Date		Oct. 23, 2020
Kensington Active Advantage Fund Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Shares Return before taxes
Average Annual Return, Percent			12.01%			4.68%
Performance Inception Date		Mar. 23, 2022
Kensington Active Advantage Fund Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[10]	Institutional Class Shares Return after taxes on distributions(1)
Average Annual Return, Percent	[10]		10.87%			3.85%
Kensington Active Advantage Fund Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[10]	Institutional Class Shares Return after taxes on distributions and sale of Fund Shares(1)
Average Annual Return, Percent	[10]		7.16%			3.25%
Kensington Defender Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Shares Return before taxes
Average Annual Return, Percent			13.27%	8.02%
Performance Inception Date		May 31, 2023
Kensington Defender Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[11]	Institutional Class Shares Return after taxes on distributions(1)
Average Annual Return, Percent	[11]		11.03%	6.14%
Kensington Defender Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[11]	Institutional Class Shares Return after taxes on distributions and sale of Fund Shares(1)
Average Annual Return, Percent	[11]		7.93%	5.46%
Class R Prospectus Member | Morningstar Global 60/40 NR (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[12]	Morningstar Global 60/40 NR(3)(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent	[12]		16.34%	13.50%	[13]
Class R Prospectus Member | Kensington Defender Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Shares Return before taxes
Average Annual Return, Percent			13.27%	8.02%	[13]
Performance Inception Date		May 31, 2023
Class R Prospectus Member | Kensington Defender Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Shares Return after taxes on distributions(2)
Average Annual Return, Percent	[13],[14]		11.03%	6.14%
Class R Prospectus Member | Kensington Defender Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Shares Return after taxes on distributions and sale of Fund Shares(2)
Average Annual Return, Percent	[13],[14]		7.93%	5.46%

[1]	The Bloomberg US Aggregate Bond Index is an unmanaged index comprised of U.S. Investment grade fixed rate bond market securities, including government agency, corporate and mortgage-backed securities. Investors cannot invest directly in an index. It is also known as U.S. Aggregate Bond Index.
(5)The Morningstar U.S. Core Bond Total Return Index measures the performance of the investment-grade fixed-rate U.S. bond market.

[2]	The inception date of investment operations for the Fund’s Class C Shares is August 27, 2019.
[3]	The inception date of investment operations for the Fund’s Institutional and Class A Shares is May 28, 2019.
[4]	The S&P 500 Total Return Index is an unmanaged market capitalization‐weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.
[5]	The Morningstar US Conservative Target Allocation Index is an index comprised of a diversified mix of global stocks and bonds and approximately 22.5% exposure to global equity markets.
[6]	The S&P 500 Index is an unmanaged market capitalization‐weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. The Bloomberg US Aggregate Bond Index is an unmanaged index comprised of U.S. Investment grade fixed rate bond market securities, including government agency, corporate and mortgage-backed securities. Investors cannot invest directly in an index.
[7]	The Morningstar Global 60/40 Index is a multi-asset benchmark designed to track the performance of a blended allocation of 60% global equities and 40% global fixed-income securities.
[8]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures when a capital loss occurs upon redemption of Fund shares and provides an assumed tax benefit for the investor. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are only shown for Institutional Class Shares. After tax returns for other classes of shares will vary.
[9]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are only shown for Institutional Class Shares. After tax returns for other classes of shares will vary.
[10]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures when a capital loss occurs upon redemption of Fund shares and provides an assumed tax benefit for the investor. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are only shown for Institutional Class Shares. After tax returns for other classes of shares will vary.
[11]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures when a capital loss occurs upon redemption of Fund shares and provides an assumed tax benefit for the investor. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[12]	The Morningstar Global 60/40 Index is a multi-asset benchmark designed to track performance of a blended allocation of 60% global equities and 40% global fixed-income securities.
[13]	Class R Shares commenced operation on January 22, 2026, after the most recent calendar year ended December 31, 2025. Therefore, performance is not shown for Class R Shares at this time. The Fund’s Institutional Class Shares have lower expenses than Class R Shares. If performance was adjusted for Class R Shares’ expenses, it would be lower.
[14]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures when a capital loss occurs upon redemption of Fund shares and provides an assumed tax benefit for the investor. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.